Related party transaction	6 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Related party transaction	Note 14 Related party transaction During the first half of 2020, no transaction with related parties took place which materially affected the 2019 Group's financial position.